Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

16. SUBSEQUENT EVENTS

In February and March 2019, we sold an aggregate of $1.3 million in convertible notes to accredited investors.  The notes mature five years from the date of issuance and are convertible, at the holders’ option, into shares of our common stock at a fixed conversion price of $0.25 per share.   The notes bear interest at a stated rate of 8% per annum.  Interest is payable quarterly, and we may elect, subject to certain equity conditions, to pay interest in cash, shares of our common stock, or a combination thereof.

On March 29, 2019, we amended our promissory note payable to SKGF to provide for a decrease in the interest rate from 8% to 4% per year, an extension of the maturity date from March 2020 to April 2022, and a reduction in the monthly payment.  In connection with this amendment, SKGF also waived any prior payment defaults under the note.  As a result of this amendment, approximately $0.65 million of our obligation to SKGF was reclassified from current to long-term liabilities as of December 31, 2018.